Earnings per common share (Tables)	6 Months Ended
Sep. 30, 2019
Computation of Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings per common share for the six months ended September 30, 2018 and 2019:

	Six months ended September 30,
	2018	2019
	(in millions of yen)
Net income:
Net income attributable to MHFG common shareholders	285,270	212,984

Effect of dilutive securities	—	—

Net income attributable to common shareholders after assumed conversions	285,270	212,984

	Six months ended September 30,
	2018	2019
	(thousands of shares)
Shares:
Weighted average common shares outstanding	25,363,167	25,367,997

Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	4,790	2,093

Weighted average common shares after assumed conversions	25,367,957	25,370,090

	Six months ended September 30,
	2018	2019
	(in yen)
Earnings per common share:
Basic net income per common share	11.25	8.40

Diluted net income per common share	11.25	8.40